UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-21749

                                                 CRM Mutual Fund Trust

(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

                                         Wilmington, DE 19808

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road Suite 400

                                 Wilmington, DE 19808

(Name and address of agent for service)

Copy to:

Lea Anne Copenhefer

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code: 212-326-5300

Date of fiscal year end: June 30

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Shares		Value
Common Stock — 98.0%
Consumer Discretionary — 16.9%
Consumer Durables & Apparel — 1.5%
143,700	Brunswick Corp.	$6,881,793

Hotels, Restaurants & Leisure — 10.4%
62,805	Churchill Downs, Inc.	8,403,937
424,650	Denny’s Corp.[1]	4,683,890
481,550	Krispy Kreme Doughnuts, Inc.[1]	7,045,076
95,300	Red Robin Gourmet Burgers, Inc.[1]	7,218,022
1,077,402	Regis Corp.[1]	14,113,966
69,900	Vail Resorts, Inc.	7,317,132

		48,782,023

Media — 0.8%
239,500	New Media Investment Group, Inc.	3,702,670

Retailing — 4.2%
167,214	Children’s Place, Inc. (The)	9,643,232
479,100	TravelCenters of America LLC[12]	4,949,103
153,200	Vitamin Shoppe, Inc.[1]	5,000,448

		19,592,783

Total Consumer Discretionary		78,959,269

Energy — 2.4%
540,700	Bonanza Creek Energy, Inc.[1]	2,200,649
1,160,850	C&J Energy Services Ltd.[13]	4,086,192
183,600	Oil States International, Inc.[1]	4,797,468

Total Energy		11,084,309

Financials — 32.9%
Banks — 15.8%
144,483	Bank of Hawaii Corp.	9,173,225
342,496	Central Pacific Financial Corp.	7,182,141
516,900	First Horizon National Corp.	7,329,642
479,050	First Midwest Bancorp, Inc.	8,402,537
290,775	Great Western Bancorp, Inc.	7,376,962
340,075	Hancock Holding Co.	9,199,029
420,915	Investors Bancorp, Inc.	5,194,091
289,750	MB Financial, Inc.	9,457,440
706,800	Sterling Bancorp/DE	10,510,116

		73,825,183

Diversified Financials — 5.2%
259,450	Moelis & Co. — Class A	6,813,157
605,784	OM Asset Management PLC[4]	9,341,189
197,100	Stifel Financial Corp.[1]	8,297,910

		24,452,256

Insurance — 2.3%
391,750	James River Group Holdings Ltd.	10,534,158

Real Estate — 9.6%
291,950	Education Realty Trust, Inc.	9,619,752
302,459	GEO Group, Inc. (The)	8,995,131
451,150	Kennedy-Wilson Holdings, Inc.	10,001,996

Shares		Value
Financials — (continued)
Real Estate — (continued)
447,850	Mack-Cali Realty Corp.	$8,455,408
359,900	Urban Edge Properties	7,770,241

		44,842,528

Total Financials		153,654,125

Health Care — 8.7%
Health Care Equipment & Services — 7.5%
256,225	CONMED Corp.	12,232,182
288,900	Premier, Inc. — Class A1	9,929,493
201,150	STERIS Corp.[3]	13,068,715

		35,230,390

Pharmaceuticals & Biotechnology — 1.2%
227,000	Catalent, Inc.[1]	5,516,100

Total Health Care		40,746,490

Industrials — 21.5%
Capital Goods — 11.5%
197,071	Barnes Group, Inc.	7,104,410
112,250	EnPro Industries, Inc.	4,396,832
221,550	John Bean Technologies Corp.	8,474,288
185,800	KLX, Inc.[1]	6,640,492
1,156,050	Mueller Water Products, Inc. — Class A	8,855,343
283,990	NN, Inc.	5,253,815
106,296	RBC Bearings, Inc.[1]	6,349,060
92,860	Standex International Corp.	6,997,001

		54,071,241

Commercial Services & Supplies — 10.0%
307,400	FTI Consulting, Inc.[1]	12,760,174
152,469	Interface, Inc.	3,421,404
321,700	Kforce, Inc.	8,454,276
262,970	Korn/Ferry International	8,696,418
199,975	Mobile Mini, Inc.	6,157,230
387,670	Steelcase, Inc. — Class A	7,137,005

		46,626,507

Total Industrials		100,697,748

Information Technology — 7.1%
Semiconductors & Semiconductor Components — 2.4%
826,368	Atmel Corp.	6,668,790
195,631	Inphi Corp.[1]	4,702,969

		11,371,759

Software & Services — 2.3%
496,564	Amber Road, Inc.[13]	2,095,500
792,945	Brightcove, Inc.[1]	3,901,289
55,863	Fair Isaac Corp.	4,720,424

		10,717,213

Technology Hardware & Equipment — 2.4%
480,690	Ciena Corp.[1]	9,959,897

See accompanying notes.		CRM Funds
1

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Shares		Value
Information Technology — (continued)
Technology Hardware & Equipment — (continued)
1,471,399	Quantum Corp.[1]	$1,026,006

		10,985,903

Total Information Technology		33,074,875

Materials — 2.0%
499,020	Headwaters, Inc.[1]	9,381,576

Utilities — 6.5%
121,200	Black Hills Corp.	5,010,408
169,100	Laclede Group, Inc. (The)	9,221,023
165,700	NorthWestern Corp.	8,919,631
124,550	Southwest Gas Corp.	7,263,756

Total Utilities		30,414,818

Total Common Stock (Cost $426,608,017)		458,013,210

Short-Term Investments — 3.5%
8,271,932	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.08%[5]	8,271,932
7,966,164	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.09%[5]	7,966,164

Total Short-Term Investments (Cost $16,238,096)		16,238,096

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 101.5% (Cost $442,846,113)		474,251,306

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 3.5%
Repurchase Agreements — 3.5%
$3,955,710	With Credit Agricole CIB: at 0.10%, dated 09/30/15, to be repurchased on 10/01/15, repurchase price $3,955,721 (collateralized by U.S. Treasury Securities, par values ranging from $416,760 - $8,466,145, coupon rates ranging from 0% - 1.25%, 01/31/20 - 02/15/44; total market value $4,034,825)	$3,955,710

Principal		Value
Repurchase Agreements — (continued)
$ 832,769	With HSBC Securities USA Inc: at 0.09%, dated 09/30/15, to be repurchased on 10/01/15, repurchase price $832,771 (collateralized by U.S. Treasury Securities, par values ranging from $2 - $394,779, coupon rates ranging from 0% - 6.38%, 11/15/15 - 11/15/44; total market value $849,428)	$ 832,769
3,955,710	With Merrill Lynch: at 0.12%, dated 09/30/15, to be repurchased on 10/01/15, repurchase price $3,955,723 (collateralized by U.S. Treasury Securities, par values ranging from $8,487 - $1,706,103, coupon rates ranging from 0.88% - 2.38%, 04/15/17 - 09/09/49; total market value $4,034,824)	3,955,710
3,955,710	With RBC Capital Markets LLC: at 0.07%, dated 09/30/15, to be repurchased on 10/01/15, repurchase price $3,955,718 (collateralized by U.S. Treasury Securities, par values ranging from $20 - $631,124, coupon rates ranging from 0% - 7.13%, 11/15/15 - 09/09/49; total market value $3,955,710)[2]	3,955,710
3,955,710	With Royal Bank of Scotland PLC: at 0.09%, dated 09/30/15, to be repurchased on 10/01/15, repurchase price $3,955,720 (collateralized by U.S. Treasury Securities, par values ranging from $5,780 - $1,642,616, coupon rates ranging from 0.09% - 3.63%, 01/31/16 - 02/15/44; total market value $4,139,583)	3,955,710
Total Repurchase Agreements		16,655,609
Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $16,655,609)		16,655,609

Total Investments — 105.0% (Cost $459,501,722)[6]		490,906,915	[7]
Liabilities in Excess of Other Assets — (5.0%)		(23,564,157)
Total Net Assets — 100.0%		$467,342,758

See accompanying notes.		CRM Funds
2

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2015 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$458,013,210	$458,013,210	—	—
Short-Term Investments	16,238,096	16,238,096	—	—
Short-Term Investments Held as Collateral for Loaned Securities	16,655,609	—	$16,655,609	—
Total	$490,906,915	$474,251,306	$16,655,609	—

[1]	Non-income producing security.
[2]	LLC — Limited Liability Company.
[3]	Security partially or fully on loan.
[4]	PLC — Public Limited Company.
[5]	Rate represents an annualized yield at date of measurement.
[6]	The cost for Federal income tax purposes was $465,623,552. At September 30, 2015, net unrealized appreciation was $25,283,363. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $73,436,239, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $48,152,876.
[7]	At September 30, 2015, the market value of securities on loan for the CRM Small Cap Value Fund was $16,114,735. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.		CRM Funds
3

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Shares		Value
Common Stock — 96.0%
Consumer Discretionary — 18.5%
Automobiles & Components — 3.2%
240,100	Visteon Corp.[1]	$24,307,724

Consumer Durables & Apparel — 7.1%
413,470	Leggett & Platt, Inc.	17,055,637
200,040	PVH Corp.	20,392,078
464,078	Steven Madden Ltd.[1]	16,994,536

		54,442,251

Hotels, Restaurants & Leisure — 5.6%
745,700	Bloomin’ Brands, Inc.	13,556,826
430,414	Restaurant Brands International, Inc.[2]	15,460,471
136,319	Vail Resorts, Inc.	14,269,873

		43,287,170

Media — 1.6%
664,022	Time, Inc.	12,649,619

Retailing — 1.0%
233,700	CST Brands, Inc.	7,866,342

Total Consumer Discretionary		142,553,106

Consumer Staples — 1.7%
166,425	TreeHouse Foods, Inc.[1]	12,946,201

Energy — 4.5%
420,900	Delek US Holdings, Inc.	11,658,930
288,450	Energen Corp.	14,382,117
317,200	Oil States International, Inc.[1]	8,288,436

Total Energy		34,329,483

Financials — 24.2%
Banks — 9.9%
977,510	First Horizon National Corp.	13,861,092
543,610	Hancock Holding Co.	14,704,651
1,249,144	KeyCorp.	16,251,363
586,850	Synovus Financial Corp.	17,370,760
869,870	Umpqua Holdings Corp.	14,178,881

		76,366,747

Diversified Financials — 3.5%
551,682	E*trade Financial Corp.[1]	14,525,787
285,250	Stifel Financial Corp.[1]	12,009,025

		26,534,812

Insurance — 3.9%
201,829	American Financial Group, Inc.	13,908,036
90,231	Torchmark Corp.	5,089,028
207,358	WR Berkley Corp.	11,274,055

		30,271,119

Real Estate — 6.9%
366,500	American Campus Communities, Inc.	13,281,960
419,650	GEO Group, Inc. (The)	12,480,391
539,249	Outfront Media, Inc.	11,216,379

Shares		Value
Financials — (continued)
Real Estate — (continued)
744,650	Urban Edge Properties	$16,076,994

		53,055,724

Total Financials		186,228,402

Health Care — 11.1%
Health Care Equipment & Services — 6.3%
316,650	Alere, Inc.[1]	15,246,698
112,827	Cooper Companies, Inc. (The)	16,795,427
245,000	STERIS Corp.[2]	15,917,650

		47,959,775

Pharmaceuticals & Biotechnology — 4.8%
155,899	Bio-Techne Corp.	14,414,421
877,750	QIAGEN NV1	22,645,950

		37,060,371

Total Health Care		85,020,146

Industrials — 10.2%
Capital Goods — 8.3%
279,700	Allegion PLC[3]	16,127,502
63,150	Carlisle COS, Inc.	5,518,047
420,270	ITT Corp.	14,049,626
92,226	Snap-On, Inc.	13,920,592
144,337	SPX FLOW, Inc.	4,969,523
323,852	Timken Co. (The)	8,902,692

		63,487,982

Commercial Services & Supplies — 0.5%
37,550	Dun & Bradstreet Corp. (The)	3,942,750

Transportation — 1.4%
172,450	Kirby Corp.[1]	10,683,277

Total Industrials		78,114,009

Information Technology — 14.6%
Semiconductors & Semiconductor Components — 1.4%
1,297,600	Atmel Corp.	10,471,632

Software & Services — 11.6%
277,960	Broadridge Financial Solutions, Inc.	15,385,086
1,448,027	Nuance Communications, Inc.[12]	23,704,202
472,090	PTC, Inc.[1]	14,984,137
344,536	Vantiv, Inc.[1]	15,476,557
459,159	Verint Systems, Inc.[1]	19,812,711

		89,362,693

Technology Hardware & Equipment — 1.6%
273,350	Belden, Inc.	12,762,711

Total Information Technology		112,597,036

Materials — 6.5%
424,790	Axiall Corp.	6,664,955
174,050	Eagle Materials, Inc.	11,908,501
195,470	FMC Corp.	6,628,388

See accompanying notes.		CRM Funds
4

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Shares		Value
Materials — (continued)
519,990	Huntsman Corp.	$5,038,703
472,690	RPM International, Inc.	19,800,984

Total Materials		50,041,531

Utilities — 4.7%
382,002	American Water Works Co., Inc.	21,040,670
303,728	UIL Holdings Corp.	15,268,407

Total Utilities		36,309,077

Total Common Stock (Cost $733,410,110)		738,138,991

Short-Term Investments — 3.0%
14,586,041	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.08%[4]	14,586,041
8,481,401	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.09%[4]	8,481,401

Total Short-Term Investments (Cost $23,067,442)		23,067,442

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 99.0% (Cost $756,477,552)		761,206,433

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 2.2%
Repurchase Agreements — 2.2%
$4,058,414	With Credit Agricole CIB: at 0.10%, dated 09/30/15, to be repurchased on 10/01/15, repurchase price $4,058,425 (collateralized by U.S. Treasury Securities, par values ranging from $427,580 - $8,685,956, coupon rates ranging from 0% - 1.25%, 01/31/20 - 02/15/44; total market value $4,139,583)	$4,058,414
854,401	With HSBC Securities USA, Inc.: at 0.09%, dated 09/30/15, to be repurchased on 10/01/15, repurchase price $ 854,403 (collateralized by U.S. Treasury Securities, par values ranging from $2 - $405,034, coupon rates ranging from 0% - 6.38%, 11/15/15 - 11/15/44; total market value $871,493)	854,401

Principal		Value
Repurchase Agreements — (continued)
$4,058,414	With Merrill Lynch Pierce Fenner & Smith, Inc.: at 0.12%, dated 09/30/2015, to be repurchased on 10/01/15, repurchase price $4,058,427 (collateralized by U.S. Treasury Notes, par values ranging from $8,708 - $1,750,400, coupon rates ranging from 0.88% -2.38%, 04/15/17 - 09/09/49; total market value $4,139,583)	$ 4,058,414
4,058,414	With RBC Capital Markets LLC: at 0.07%, dated 09/30/15, to be repurchased on 10/01/15, repurchase price $4,058,422 (collateralized by U.S. Treasury Securities, par values ranging from $20 - $647,510, coupon rates ranging from 0% - 7.13%, 11/15/15 - 09/09/49; total market value $4,139,583)	4,058,414
4,058,414	With Royal Bank of Scotland PLC: at 0.09%, dated 09/30/15, to be repurchased on 10/01/15, repurchase price $4,058,424 (collateralized by U.S. Treasury Securities, par value ranging from $5,930 - $1,685,264, coupon rates ranging from 0.09% - 3.63%, 01/31/16 - 02/15/44; total market value $4,139,596)	4,058,414
Total Repurchase Agreements		17,088,057
Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $17,088,057)		17,088,057

Total Investments — 101.2% (Cost $773,565,609)[5]		778,294,490	[6]
Liabilities in Excess of Other Assets — (1.2%)		(8,987,038)
Total Net Assets — 100.0%		$769,307,452

See accompanying notes.		CRM Funds
5

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2015 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$738,138,991	$738,138,991	—	—
Short-Term Investments	23,067,442	23,067,442	—	—
Short-Term Investments Held as Collateral for Loaned Securities	17,088,057	—	$17,088,057	—
Total	$778,294,490	$761,206,433	$17,088,057	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]	The cost for Federal income tax purposes was $778,113,548. At September 30, 2015, net unrealized appreciation was $180,942. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $92,004,836, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $91,823,894.
[6]	At September 30, 2015, the market value of securities on loan for the CRM Small/Mid Cap Value Fund was $16,732,495. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.		CRM Funds
6

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Shares		Value
Common Stock — 96.8%
Consumer Discretionary — 16.2%
Consumer Durables & Apparel — 5.9%
87,936	Mohawk Industries, Inc.[1]	$15,985,885
432,801	Newell Rubbermaid, Inc.	17,186,528
252,647	PVH Corp.	25,754,835

		58,927,248

Hotels, Restaurants & Leisure — 7.1%
999,900	Aramark	29,637,036
1,171,600	Bloomin’ Brands, Inc.	21,299,688
987,200	Houghton Mifflin Harcourt Co.[1]	20,050,032

		70,986,756

Retailing — 3.2%
240,560	Dollar Tree, Inc.[1]	16,035,730
380,950	GNC Holdings, Inc., — -Class A	15,397,999

		31,433,729

Total Consumer Discretionary		161,347,733

Consumer Staples — 4.4%
371,350	ConAgra Foods, Inc.	15,043,388
250,275	J.M. Smucker Co. (The)	28,553,875

Total Consumer Staples		43,597,263

Energy — 5.9%
497,200	Continental Resources, Inc.[12]	14,403,884
340,100	Energen Corp.	16,957,386
231,470	EQT Corp.	14,992,312
947,400	Weatherford International PLC[13]	8,033,952
294,550	Whiting Petroleum Corp.[1]	4,497,778

Total Energy		58,885,312

Financials — 26.5%
Banks — 5.7%
1,536,335	KeyCorp.	19,987,718
606,535	SunTrust Banks, Inc.	23,193,899
500,900	Zions Bancorporation	13,794,786

		56,976,403

Diversified Financials — 9.1%
642,700	E*trade Financial Corp.[1]	16,922,291
445,650	Invesco Ltd.	13,917,649
329,581	NASDAQ OMX Group, Inc. (The)	17,576,555
340,810	Northern Trust Corp.	23,229,609
491,275	Voya Financial, Inc.	19,046,732

		90,692,836

Insurance — 4.2%
226,800	Assurant, Inc.	17,919,468
727,800	Unum Group	23,347,824

		41,267,292

Real Estate — 7.5%
675,600	American Campus Communities, Inc.	24,483,744

Shares		Value
Financials — (continued)
Real Estate — (continued)
92,856	Equinix, Inc.	$25,386,830
416,400	Equity Commonwealth[1]	11,342,736
666,463	Outfront Media, Inc.	13,862,431

		75,075,741

Total Financials		264,012,272

Health Care — 9.5%
Health Care Equipment & Services — 7.6%
192,900	C.R. Bard, Inc.	35,939,199
265,277	St. Jude Medical, Inc.	16,736,326
358,975	STERIS Corp.	23,322,606

		75,998,131

Pharmaceuticals & Biotechnology — 1.9%
455,700	Zoetis, Inc.	18,765,726

Total Health Care		94,763,857

Industrials — 15.1%
Capital Goods — 7.9%
336,900	Allegion PLC[3]	19,425,654
157,600	Hubbell, Inc. — Class B	13,388,120
430,300	KLX INC	15,378,922
180,250	SPX FLOW, Inc.[1]	6,206,007
730,400	Xylem, Inc.	23,993,640

		78,392,343

Commercial Services & Supplies — 7.2%
223,700	IHS, Inc. — Class A1	25,949,200
798,600	TransUnion	20,060,832
751,400	Tyco International PLC[3]	25,141,844

		71,151,876

Total Industrials		149,544,219

Information Technology — 9.3%
Semiconductors & Semiconductor Components — 3.7%
176,400	Analog Devices, Inc.	9,950,724
988,875	Atmel Corp.	7,980,221
435,300	Microchip Technology, Inc.[2]	18,757,077

		36,688,022

Software & Services — 5.6%
549,298	Computer Sciences Corp.	33,715,911
702,283	PTC, Inc.[1]	22,290,463

		56,006,374

Total Information Technology		92,694,396

Materials — 2.9%
381,600	Axiall Corp.	5,987,304
225,225	FMC Corp.	7,637,380
169,500	Vulcan Materials Co.	15,119,400

Total Materials		28,744,084

Utilities — 7.0%
564,193	American Water Works Co., Inc.	31,075,750

See accompanying notes.		CRM Funds
7

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Shares		Value
Utilities — (continued)
390,150	Laclede Group, Inc. (The)	$21,274,880
925,289	NiSource, Inc.	17,164,111

Total Utilities		69,514,741

Total Common Stock (Cost $913,450,023)		963,103,877

Short-Term Investments — 3.1%
15,459,465	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.08%[4]	15,459,465
15,486,210	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.09%[4]	15,486,210

Total Short-Term Investments (Cost $30,945,675)		30,945,675

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 99.9% (Cost $944,395,698)		$994,049,552

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 0.7%
Repurchase Agreements — 0.7%
$1,725,194	With Credit Agricole CIB: at 0.10%, dated 09/30/15, to be repurchased on 10/01/15, repurchase price $1,725,199 (collateralized by U.S. Treasury Securities, par values ranging from $181,760 - $3,692,319, coupon rates ranging from 0% - 1.25%, 01/31/20 - 02/15/44; total market value $1,759,698)	$1,725,194
363,187	With HSBC Securities USA Inc: at 0.09%, dated 09/30/15, to be repurchased on 10/01/15, repurchase price $363,188 (collateralized by U.S. Treasury Securities, par values ranging from $2 - $394,779, coupon rates ranging from 0% - 6.38%, 11/15/15 - 11/15/44; total market value $370,452)	363,187

Principal		Value
Repurchase Agreements — (continued)
$1,725,194	With Merrill Lynch: at 0.12%, dated 09/30/15, to be repurchased on 10/01/15, repurchase price $1,725,200 (collateralized by U.S. Treasury Securities, par values ranging from $3,702 - $744,079, coupon rates ranging from 0.88% - 2.38%, 04/15/17 - 09/09/49; total market value $1,759,698)	$1,725,194
1,725,194	With RBC Capital Markets LLC: at 0.07%, dated 09/30/15, to be repurchased on 10/01/15, repurchase price $1,725,197 (collateralized by U.S. Treasury Securities, par values ranging from $20 - $631,124, coupon rates ranging from 0% - 7.13%, 11/15/15 - 09/09/49; total market value $1,759,698)	1,725,194
1,725,194	With Royal Bank of Scotland PLC: at 0.09%, dated 09/30/15, to be repurchased on 10/01/15, repurchase price $1,725,198 (collateralized by U.S. Treasury Securities, par values ranging from $2,521 - $716,390, coupon rates ranging from 0.094% - 3.63%, 01/31/16 - 02/15/44; total market value $1,759,704)	1,725,194
Total Repurchase Agreements		7,263,963

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $7,263,963)		7,263,963

Total Investments — 100.6% (Cost $951,659,661)[5]		1,001,313,515	[6]
Liabilities in Excess of Other Assets — (0.6%)		(5,814,676)

Total Net Assets — 100.0%		$995,498,839

See accompanying notes.		CRM Funds
8

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2015 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$ 963,103,877	$963,103,877	—	—
Short-Term Investments	30,945,675	30,945,675	—	—
Short-Term Investments Held as Collateral for Loaned Securities	7,263,963	—	$7,263,963	—
Total	$1,001,313,515	$994,049,552	$7,263,963	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]	The cost for Federal income tax purposes was $960,582,758. At September 30, 2015, net unrealized appreciation was $40,730,757. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $132,535,655, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $91,804,898.
[6]	At September 30, 2015, the market value of securities on loan for the CRM Mid Cap Value Fund was $7,048,110. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.		CRM Funds
9

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Shares		Value
Common Stock — 89.6%
Consumer Discretionary — 12.1%
Consumer Durables & Apparel — 4.6%
4,520	Mohawk Industries, Inc.[1]	$821,691
10,075	PVH Corp.	1,027,045

		1,848,736

Media — 3.5%
10,400	CBS Corp. — Class B	414,960
5,675	Charter Communications, Inc. — Class A1	997,949

		1,412,909

Retailing — 4.0%
11,250	Dollar Tree, Inc.[1]	749,925
12,969	Lowe’s Cos., Inc.	893,824

		1,643,749

Total Consumer Discretionary		4,905,394

Consumer Staples — 9.5%
Food & Drug Retailing — 1.6%
7,950	Walgreens Boots Alliance, Inc.	660,645

Food, Beverage & Tobacco — 5.2%
20,100	Coca-Cola Co. (The)	806,412
10,950	Mondelez International, Inc. — Class A	458,476
11,100	Nestle SA, ADR	835,164

		2,100,052

Household & Personal Products — 2.7%
15,550	Procter & Gamble Co. (The)	1,118,667

Total Consumer Staples		3,879,364

Energy — 8.2%
14,150	Anadarko Petroleum Corp.	854,518
21,100	Halliburton Co.	745,885
13,830	Occidental Petroleum Corp.	914,855
63,900	Weatherford International PLC[12]	541,872
17,850	Whiting Petroleum Corp.[1]	272,570

Total Energy		3,329,700

Financials — 23.0%
Banks — 10.9%
94,612	Bank of America Corp.	1,474,055
7,700	Citigroup, Inc.	381,997
32,050	SunTrust Banks, Inc.	1,225,592
26,300	Wells Fargo & Co.	1,350,505

		4,432,149

Diversified Financials — 4.4%
13,600	Northern Trust Corp.	926,976
23,000	Voya Financial, Inc.	891,710

		1,818,686

Insurance — 5.2%
9,500	ACE Ltd.	982,300

Shares		Value
Financials — (continued)
Insurance — (continued)
23,900	MetLife, Inc.	$1,126,885

		2,109,185

Real Estate — 2.5%
3,684	Equinix, Inc.	1,007,206

Total Financials		9,367,226

Health Care — 12.1%
Health Care Equipment & Services — 3.2%
15,000	St. Jude Medical, Inc.	946,350
3,800	Zimmer Biomet Holdings, Inc.	356,934

		1,303,284

Pharmaceuticals & Biotechnology — 8.9%
4,475	Allergan RGAN PLC[12]	1,216,350
6,750	Novartis AG, ADR	620,460
34,900	Pfizer, Inc.	1,096,209
16,150	Zoetis, Inc.	665,057

		3,598,076

Total Health Care		4,901,360

Industrials — 8.9%
Capital Goods — 4.6%
10,500	Honeywell International, Inc.	994,245
3,850	Precision Castparts Corp.	884,383

		1,878,628

Commercial Services & Supplies — 1.8%
21,650	Tyco International PLC[2]	724,409

Transportation — 2.5%
11,500	Union Pacific Corp.	1,016,715

Total Industrials		3,619,752

Information Technology — 11.4%
Semiconductors & Semiconductor Components — 4.6%
23,700	Broadcom Corp. — Class A	1,218,891
7,350	NXP Semiconductors NV1	639,965

		1,858,856

Software & Services — 4.7%
1,090	Google, Inc. — Class A1	695,823
17,500	Visa, Inc. — Class A	1,219,050

		1,914,873

Technology Hardware & Equipment — 2.1%
14,550	TE Connectivity Ltd.	871,399

Total Information Technology		4,645,128

Materials — 2.2%
7,050	Air Products & Chemicals, Inc.	899,439

Utilities — 2.2%
9,350	NextEra Energy, Inc.	912,092

Total Common Stock (Cost $36,885,093)		36,459,455

See accompanying notes.		CRM Funds
10

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2015 (Unaudited)

Shares		Value
Short-Term Investments — 3.0%
611,590	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.08%[3]	$611,590
621,568	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.09%[3]	621,568

Total Short-Term Investments (Cost $1,233,158)		1,233,158

Total Investments — 92.6% (Cost $38,118,251)[4]		37,692,613
Other Assets in Excess of Liabilities — 7.4%		2,990,314

Total Net Assets — 100.0%		$40,682,927

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$36,459,455	$36,459,455	—	—
Short-Term Investments	1,233,158	1,233,158	—	—
Total	$37,692,613	$37,692,613	—	—

[1]	Non-income producing security.
[2]	PLC — Public Limited Company.
[3]	Rate represents an annualized yield at date of measurement.
[4]	The cost for Federal income tax purposes was $38,466,682. At September 30, 2015, net unrealized depreciation was $(774,069). This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $2,232,987, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $3,007,056.

See accompanying notes.		CRM Funds
11

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Shares		Value
Common Stock — 98.9%
Consumer Discretionary — 10.6%
Consumer Durables & Apparel — 2.4%
6,450	PVH Corp.	$657,513

Hotels, Restaurants & Leisure — 5.4%
22,300	Aramark	660,972
22,700	Houghton Mifflin Harcourt Co.[1]	461,037
4,500	Red Robin Gourmet Burgers, Inc.[1]	340,830

		1,462,839

Media — 1.2%
7,700	CBS Corp. — Class B	307,230

Retailing — 1.6%
6,500	Dollar Tree, Inc.[1]	433,290

Total Consumer Discretionary		2,860,872

Consumer Staples — 9.4%
Food & Drug Retailing — 2.3%
7,350	Walgreens Boots Alliance, Inc.	610,785

Food, Beverage & Tobacco — 7.1%
16,375	Coca-Cola Co. (The)	656,965
4,100	Diageo PLC[2]	441,939
3,950	Kraft Heinz Co. (The)	278,791
13,100	Mondelez International, Inc. — Class A	548,497

		1,926,192

Total Consumer Staples		2,536,977

Energy — 6.4%
5,900	Anadarko Petroleum Corp.	356,301
10,800	Continental Resources, Inc.[1]	312,876
9,400	Halliburton Co.	332,290
7,950	Occidental Petroleum Corp.	525,893
25,200	Weatherford International PLC[12]	213,696

Total Energy		1,741,056

Financials — 19.1%
Banks — 8.0%
57,150	Bank of America Corp.	890,397
18,200	SunTrust Banks, Inc.	695,968
10,900	Wells Fargo & Co.	559,715

		2,146,080

Diversified Financials — 2.1%
8,200	Northern Trust Corp.	558,912

Insurance — 5.2%
5,450	ACE Ltd.	563,530
5,750	Assurant, Inc.	454,307
8,400	MetLife, Inc.	396,060

		1,413,897

Shares		Value
Financials — (continued)
Real Estate — 3.8%
24,375	Kennedy-Wilson Holdings, Inc.	$540,394
25,400	Mack-Cali Realty Corp.	479,552

		1,019,946

Total Financials		5,138,835

Health Care — 14.1%
Health Care Equipment & Services — 6.8%
3,970	C.R. Bard, Inc.	739,651
11,400	CONMED Corp.	544,236
8,500	STERIS Corp.[3]	552,245

		1,836,132

Pharmaceuticals & Biotechnology — 7.3%
16,100	Catalent, Inc.[1]	391,230
5,750	Novartis AG, ADR	528,540
21,100	Pfizer, Inc.	662,751
9,088	Zoetis, Inc.	374,244

		1,956,765

Total Health Care		3,792,897

Industrials — 12.9%
Capital Goods — 8.8%
8,200	Danaher Corp.	698,722
7,900	Honeywell International, Inc.	748,051
67,600	Mueller Water Products, Inc. — Class A	517,816
4,600	United Technologies Corp.	409,354

		2,373,943

Commercial Services & Supplies — 4.1%
3,250	IHS, Inc.— Class A1	377,000
7,750	Interface, Inc.	173,910
16,600	Tyco International PLC[2]	555,436

		1,106,346

Total Industrials		3,480,289

Information Technology — 17.8%
Semiconductors & Semiconductor Components — 3.9%
23,000	Applied Materials, Inc.	337,870
35,850	Atmel Corp.	289,309
8,400	Broadcom Corp. — Class A	432,012

		1,059,191

Software & Services — 13.9%
8,550	Broadridge Financial Solutions, Inc.	473,243
15,300	Computer Sciences Corp.	939,114
1,120	Google, Inc. — Class A1	714,974
16,450	PTC, Inc.[1]	522,123
11,200	Verint Systems, Inc.[1]	483,280
8,700	Visa, Inc. — Class A	606,042

		3,738,776

Total Information Technology		4,797,967

See accompanying notes.		CRM Funds
12

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Shares		Value
Materials — 3.5%
5,800	Air Products & Chemicals, Inc.	$739,964
5,800	FMC Corp.	196,678

Total Materials		936,642

Utilities — 5.1%
13,200	American Water Works Co., Inc.	727,056
6,800	NextEra Energy, Inc.	663,340

Total Utilities		1,390,396

Total Common Stock (Cost $25,847,201)		26,675,931

Short-Term Investments — 1.3%
140,634	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.08%[4]	140,634
213,893	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.09%[4]	213,893

Total Short-Term Investments (Cost $354,527)		354,527

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.2% (Cost $26,201,728)		$27,030,458

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 2.1%
Repurchase Agreements — 2.1%
$558,906	With Royal Bank of Scotland PLC: at 0.09%, dated 09/30/15, to be repurchased on 10/01/15, repurchase price $558,907 (collateralized by US Treasury Securities, par values ranging from $817 - $232,087, coupon rates ranging from 0.09% - 3.63%, 01/31/16 - 02/15/44; total market value $570,086)

Total Repurchase Agreements		558,906

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $558,906)		558,906

Total Investments — 102.3% (Cost $26,760,634)[5]		27,589,364	[6]
Liabilities in Excess of Other Assets — (2.3%)		(632,205)

Total Net Assets — 100.0%		$26,957,159

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$26,675,931	$26,675,931	—	—
Short-Term Investments	354,527	354,527	—	—
Short-Term Investments Held as Collateral for Loaned Securities	558,906	—	$558,906	—
Total	$27,589,364	$27,030,458	$558,906	—

See accompanying notes.		CRM Funds
13

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2015 (Unaudited)

[1]	Non-income producing security.
[2]	PLC — Public Limited Company.
[3]	Security partially or fully on loan.
[4]	Rate represents an annualized yield at date of measurement.
[5]	The cost for Federal income tax purposes was $26,858,918. At September 30, 2015, net unrealized appreciation was $730,446. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $2,872,469, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $2,142,023.
[6]	At September 30, 2015, the market value of securities on loan for the CRM All Cap Value Fund was $547,230. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.		CRM Funds
14

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Shares		Value
Common Stock — 98.3%
Denmark — 1.9%
1,500	Royal Unibrew A/S	$56,162

Total Denmark		56,162

Germany — 3.9%
490	Krones AG	51,643
400	Linde AG	64,970

Total Germany		116,613

Ireland — 5.8%
295	Allergan RGAN PLC[1,2]	80,184
17,100	C&C Group PLC[1]	67,847
3,025	Weatherford International PLC[1,2]	25,652

Total Ireland		173,683

Japan — 7.1%
5,550	Hitachi Kokusai Electric, Inc.	58,647
13,900	Hitachi Ltd.	70,140
5,600	Isuzu Motors Ltd.	56,235
450	Secom Co. Ltd.	27,063

Total Japan		212,085

Mexico — 2.7%
49,100	Gentera SAB de CV3	80,222

Total Mexico		80,222

Peru — 1.5%
1,800	Intercorp Financial Services, Inc.	45,882

Total Peru		45,882

Philippines — 1.6%
16,800	Security Bank Corp.	49,381

Total Philippines		49,381

South Korea — 3.0%
650	Hyundai Motor Co.	90,324

Total South Korea		90,324

Spain — 4.3%
11,560	CaixaBank SA	44,613
122	CaixaBank SA, I-2015 Shares[2]	468
7,100	Merlin Properties Socimi SA	84,561

Total Spain		129,642

Sweden — 2.2%
2,900	Mekonomen AB	67,217

Total Sweden		67,217

Switzerland — 6.3%
900	Nestle SA	67,685
675	Novartis AG	62,046
1,775	Tyco International PLC[1]	59,392

Total Switzerland		189,123

Shares		Value
Turkey — 1.0%
34,800	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	$28,895

Total Turkey		28,895

United Kingdom — 11.7%
2,400	Diageo PLC[1]	64,480
2,900	Experian PLC[1]	46,554
12,200	ITV PLC[1]	45,463
4,775	Kennedy Wilson Europe Real Estate PLC[1]	82,202
1,925	Spectris PLC[1]	49,252
4,800	St. Jame’s Place PLC[1]	61,777

Total United Kingdom		349,728

United States — 45.3%
700	Air Products & Chemicals, Inc.	89,306
3,200	Aramark	94,848
625	Assurant, Inc.	49,381
4,225	Atmel Corp.	34,096
2,500	Bank of America Corp.	38,950
900	CBS Corp. — Class B	35,910
1,550	Computer Sciences Corp.	95,139
750	Dollar Tree, Inc.[2]	49,995
950	Energen Corp.	47,367
925	Honeywell International, Inc.	87,588
2,300	Houghton Mifflin Harcourt Co.[2,3]	46,713
450	Occidental Petroleum Corp.	29,768
1,900	Pfizer, Inc.	59,679
1,875	PTC, Inc.[2]	59,512
775	PVH Corp.	79,004
750	Red Robin Gourmet Burgers, Inc.[2]	56,805
800	Steris Corp.[3]	51,976
1,850	SunTrust Banks, Inc.	70,744
525	United Technologies Corp.	46,720
1,925	Unum Group[2]	61,754
1,575	Verint Systems, Inc.[2]	67,961
750	Walgreens Boots Alliance, Inc.	62,325
1,075	Zoetis, Inc.	44,268

Total United States		1,359,809

Total Common Stock (Cost $3,090,838)		2,948,766

Short-Term Investments — 2.3%
44,950	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.08%[4]	44,950
25,460	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.09%[4]	25,460

Total Short-Term Investments (Cost $70,410)		70,410

See accompanying notes.		CRM Funds
15

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Shares		Value
Short-Term Investments — (continued)
Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.6% (Cost $3,161,248)		$3,019,176
Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 2.1%
$63,103	With Royal Bank of Scotland PLC: at 0.09%, dated 09/30/15, to be repurchased on 10/01/15, repurchase price $63,103.00 (collateralized by U.S. Treasury Securities, par values ranging from $92 - $26,204, coupon rates ranging from 0.09% - 3.63%, 01/31/16 - 02/15/44; total market value $64,365.27)
Total		63,103

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $63,103)		63,103
Total Investments — 102.7% (Cost $3,224,351)[5]		3,082,279	[6]
Liabilities in Excess of Other Assets — (2.7%)		(81,171)

Total Net Assets — 100.0%		$3,001,108

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

Investments in Securities (Value)		Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock
Denmark	$ 56,162	—	$ 56,162	—
Germany	116,613	—	116,613	—
Ireland	173,683	$ 105,836	67,847	—
Japan	212,085		212,085	—
Mexico	80,222	80,222	—	—
Peru	45,882	45,882	—	—
Philippines	49,381	—	49,381	—
South Korea	90,324	—	90,324	—
Spain	129,642	—	129,642	—
Sweden	67,217	67,217	—	—
Switzerland	189,123	121,438	67,685	—
Turkey	28,895	—	28,895	—
United Kingdom	349,728	82,202	267,526	—
United States	1,359,809	1,359,809	—	—
Short-Term Investments	70,410	70,410	—	—
Short-Term Investments Held as Collateral for Loaned Securities	63,103	—	$ 63,103	—
Total	$3,082,279	$1,933,016	$1,149,263	—

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were deemed to have occurred at September 30, 2015 and therefore the Fund utilized the external pricing service model adjustments.

See accompanying notes.		CRM Funds
16

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

[1]	PLC — Public Limited Company.
[2]	Non-income producing security.
[3]	Security partially or fully on loan.
[4]	Rate represents an annualized yield at date of measurement.
[5]	The cost for Federal income tax purposes was $3,259,735. At September 30, 2015, net unrealized depreciation was $(177,456). This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $160,026, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $337,482.
[6]	At September 30, 2015, the market value of securities on loan for the CRM Global Opportunity Fund was $61,624. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.		CRM Funds
17

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Shares		Value
Common Stock — 97.1%
Austria — 1.5%
7,100	Zumtobel Group AG	$156,125

Total Austria		156,125

Canada — 2.5%
1,150	Canadian Tire Corp Ltd.	103,453
5,500	Gildan Activewear, Inc.	165,880

Total Canada		269,333

Chile — 1.9%
11,376,100	Corpbanca SA	100,206
17,000	Saci Falabella	105,341

Total Chile		205,547

Denmark — 2.0%
5,618	Royal Unibrew A/S	210,346

Total Denmark		210,346

Finland — 2.6%
4,800	Elisa OYJ	162,371
2,300	Sampo OYJ	111,314

Total Finland		273,685

France — 3.0%
950	BioMerieux	102,783
5,650	Korian	212,824

Total France		315,607

Germany — 7.8%
5,100	Carl Zeiss Meditec AG	142,625
7,850	Deutsche Telekom AG	139,743
1,695	Fresenius Medical Care AG & Co. KGAA	132,473
1,800	Krones AG	189,708
1,325	Linde AG	215,214

Total Germany		819,763

Hong Kong — 2.0%
176,000	HKT TRUST & HKT LTD	209,155

Total Hong Kong		209,155

Indonesia — 1.8%
316,000	Bank Rakyat Indonesia	187,102

Total Indonesia		187,102

Ireland — 4.4%
38,850	Beazley PLC[1]	210,034
64,775	C&C Group PLC[1]	257,004

Total Ireland		467,038

Italy — 1.3%
19,508	Societa Cattolica Di Assicurazioni SCRL	137,448

Total Italy		137,448

Japan — 15.4%
5,700	Bridgestone Corp.	197,255

Shares		Value
Japan — (continued)
2,800	Disco Corp.	$196,929
24,000	Hitachi Kokusai Electric, Inc.	253,606
55,000	Hitachi, Ltd.	277,532
26,650	Isuzu Motors Ltd.	267,620
4,900	Kao Corp.	222,121
1,800	Secom Co. Ltd.	108,253
3,500	Sompo Japan Nipponkoa Holdings, Inc.	101,657

Total Japan		1,624,973

Luxembourg — 4.2%
3,400	RTL Group SA	293,349
46,500	Samsonite International SA	151,956

Total Luxembourg		445,305

Mexico — 2.4%
154,193	Gentera SAB de CV	251,927

Total Mexico		251,927

Netherlands — 2.3%
15,024	RELX NV	245,448

Total Netherlands		245,448

Norway — 2.0%
45,300	EUROPRIS ASA[2]	216,039

Total Norway		216,039

Peru — 4.3%
2,575	Credicorp Ltd.	273,877
6,900	Intercorp Financial Services, Inc.	175,881

Total Peru		449,758

Philippines — 4.9%
87,900	Robinsons Retail Holdings, Inc.	137,492
75,230	Security Bank Corp.	221,127
38,100	Universal Robina Corp.	156,648

Total Philippines		515,267

Portugal — 1.4%
124,800	Sonae SGPS SA	153,912

Total Portugal		153,912

South Korea — 3.5%
2,660	Hyundai Motor Co.	369,634

Total South Korea		369,634

Spain — 3.5%
55,785	CaixaBank SA	215,290
358	CaixaBank SA, I-2015 Shares[2]	1,379
12,700	Merlin Properties Socimi SA	151,256

Total Spain		367,925

Sweden — 2.3%
10,300	Mekonomen AB3	238,735

Total Sweden		238,735

Switzerland — 4.7%
3,100	Nestle SA	233,138

See accompanying notes.		CRM Funds
18

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Shares		Value
Switzerland — (continued)
1,125	Novartis AG	$103,401
420	Swatch Group AG (The)	155,765

Total Switzerland		492,304

Turkey — 1.7%
214,933	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	178,464

Total Turkey		178,464

United Kingdom — 13.7%
7,950	Bunzl PLC[1]	213,331
6,000	Diageo PLC[1]	161,201
28,560	Direct Line Insurance Group PLC[1]	162,053
40,475	ITV PLC[1]	150,828
13,094	Kennedy Wilson Europe Real Estate PLC[1]	225,414
5,900	Smith & Nephew PLC[1]	103,080
8,550	Spectris PLC[1]	218,757
16,475	St James’s Place PLC[1]	212,035

Total United Kingdom		1,446,699

Total Common Stock (Cost $10,601,478)		10,247,539

Short-Term Investments — 5.3%
258,978	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.08%[4]	258,978
297,649	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.09%[4]	297,649

Total Short-Term Investments (Cost $556,627)		556,627

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 102.4% (Cost $11,158,105)		10,804,166

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 1.4%
Repurchase Agreements — 1.4%
$140,517	With Royal Bank of Scotland PLC: at 0.09%, dated 09/30/15, to be repurchased on 10/01/15, repurchase price $140,517 (collateralized by US Treasury Securities, par values ranging from $205 - $58,350, coupon rates ranging from 0.09% - 3.63%, 01/31/16 - 02/15/44; total market value $143,327.81)
Total Repurchase Agreements		$140,517

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $140,517)		140,517

Total Investments — 103.8% (Cost $11,298,622)[5]		10,944,683	[6]
Liabilities in Excess of Other Assets — (3.8%)		(396,245)

Total Net Assets — 100.0%		$10,548,438

See accompanying notes.		CRM Funds
19

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock
Austria	$ 156,125	—	$ 156,125	—
Canada	269,333	$ 269,333	—	—
Chile	205,547	205,547	—	—
Denmark	210,346	—	210,346	—
Finland	273,685	—	273,685	—
France	315,607	—	315,607	—
Germany	819,763	—	819,763	—
Hong Kong	209,155	209,155	—	—
Indonesia	187,102	—	187,102	—
Ireland	467,038		467,038	—
Italy	137,448		137,448	—
Japan	1,624,973		1,624,973	—
Luxembourg	445,305		445,305	—
Mexico	251,927	251,927	—	—
Netherlands	245,448		245,448	—
Norway	216,039	216,039	—	—
Peru	449,758	449,758	—	—
Philippines	515,267		515,267	—
Portugal	153,912		153,912	—
South Korea	369,634		369,634	—
Spain	367,925		367,925	—
Sweden	238,735	238,735	—	—
Switzerland	492,304		492,304	—
Turkey	178,464		178,464	—
United Kingdom	1,446,699	225,414	1,221,285	—
Short-Term Investments	556,627	556,627	—	—
Short-Term Investments Held as Collateral for Loaned Securities	140,517	—	140,517	—
Total	$10,944,683	$2,622,535	$8,322,148	—

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were deemed to have occurred at September 30, 2015 and therefore the Fund utilized the external pricing service model adjustments.

See accompanying notes.		CRM Funds
20

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2015 (Unaudited)

[1]	PLC — Public Limited Company.
[2]	Non-income producing security.
[3]	Security partially or fully on loan.
[4]	Rate represents an annualized yield at date of measurement.
[5]	The cost for Federal income tax purposes was $11,364,082. At September 30, 2015, net unrealized depreciation was $(419,399). This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $673,855, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,093,254.
[6]	At September 30, 2015 the market value of securities on loan for the CRM International Opportunity Fund was $13,801. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.		CRM Funds
21

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive and Principal Financial Officers, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principle Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CRM Mutual Fund Trust

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer (Principal Executive Officer)

Date November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer (Principal Executive Officer)

Date November 27, 2015

By (Signature and Title)*	/s/ Carlos A. Leal
Carlos A. Leal, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date November 27, 2015

*	Print the name and title of each signing officer under his or her signature.